UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30 June 2005


Check here if Amendment [ ];                Amendment Number: ___
       This Amendment (Check only one):           [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   CAZENOVE FUND MANAGEMENT LIMITED
        12 Moorgate
        London, England EC2R 6DA

Form 13F File Number:  028-06525

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Jeremy Turnbull
Title:        Compliance Officer
Phone:        +44 (0)20 7155 5012

Signature, Place, and Date of Signing:

JEREBY TURNBULL                 London, England                5th July 2005
------------------              ---------------                --------------
[Signature]                     [City, State]                  [Date]

Report Type:

[|X|]      13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 0
                                          ----------------------

Form 13F Information Table Entry Total:           75
                                          ----------------------

Form 13F Information Table Value Total:         $78,362
                                          ----------------------
                                               (thousands)

List of Other Included Managers:

NONE

                        Cazenove Fund Management Limited

                           Form 13F Information Table


    Name of issuer       Title of      CUSIP        Value     Shrs or   SH/PRN  Put/  Investment   Other         Voting authority
                           class                  (x$1000)    prn amt           Call  discretion   managers    Sole   Shared    None

3M COMPANY                 COM         88579Y101     2021      27960     SH             Sole         N/A       27960

ABBOTT LABS                COM         002824100      268       5460     SH             Sole         N/A        5460

ALCOA INC                  COM         013817101      863      33011     SH             Sole         N/A       33011

ALTRIA GROUP INC           COM         02209S103     2034      31450     SH             Sole         N/A       31450

AMERICAN EXPRESS CO        COM         025816109     2280      42825     SH             Sole         N/A       42825

AMERICAN INTL GROUP INC    COM         026874107     1471      25312     SH             Sole         N/A       25312

AMERICREDIT CORP           COM         03060R101     1731      67866     SH             Sole         N/A       67866

AMGEN INC                  COM         031162100      926      15315     SH             Sole         N/A       15315

ANHEUSER-BUSCH COS INC     COM         035229103      521      11385     SH             Sole         N/A       11385

APPLIED INDL
TECHNOLOGIES IN            COM         03820C105      490      15187     SH             Sole         N/A       15187

APPLIED MATLS INC          COM         038222105      280      17320     SH             Sole         N/A       17320

BAUSCH & LOMB INC          COM         071707103     1237      14908     SH             Sole         N/A       14908

BEAR STEARNS COS INC       COM         073902108      208       2000     SH             Sole         N/A        2000

BERKSHIRE HATHAWAY INC
DEL                        CL A        084670108      668          8     SH             Sole         N/A           8

BOEING CO                  COM         097023105     1571      23800     SH             Sole         N/A       23800

CAMPBELL SOUP CO           COM         134429109      253       8208     SH             Sole         N/A        8208

CANARGO ENERGY CORP        COM         137225108       46      45600     SH             Sole         N/A       45600

CATERPILLAR INC DEL        COM         149123101     2268      23800     SH             Sole         N/A       23800

CISCO SYS INC              COM         17275R102      352      18420     SH             Sole         N/A       18420

CITIGROUP INC              COM         172967101     2790      60347     SH             Sole         N/A       60347

COCA COLA CO               COM         191216100     3088      73971     SH             Sole         N/A       73971

COLGATE PALMOLIVE CO       COM         194162103      433       8680     SH             Sole         N/A        8680

COMCAST CORP NEW         CL A SPL      20030N200      429      14330     SH             Sole         N/A       14330

DOMINION RES VA NEW        COM         25746U109      485       6605     SH             Sole         N/A        6605

DOVER CORP                 COM         260003108      427      11744     SH             Sole         N/A       11744

DU PONT E I  DE
NEMOURS & CO               COM         263534109     1221      28400     SH             Sole         N/A       28400

EXXON MOBIL CORP           COM         30231G102     6216     108162     SH             Sole         N/A      108162

GASCO ENERGY INC           COM         367220100       92      25000     SH             Sole         N/A       25000

GENERAL ELEC CO            COM         369604103     5039     145412     SH             Sole         N/A      145412

GENERAL MTRS CORP          COM         370442105      809      23800     SH             Sole         N/A       23800

GILLETTE CO                COM         375766102      203       4000     SH             Sole         N/A        4000

                         SPONSORED
GLAXOSMITHKLINE PLC        ADR         37733W105      416       8566     SH             Sole         N/A        8566

HALLMARK FINL
SVCS INC EC                COM         40624Q104       15      12000     SH             Sole         N/A       12000

HARTFORD FINL SVCS
GROUP INC                  COM         416515104      854      11425     SH             Sole         N/A       11425

HEWLETT PACKARD CO         COM         428236103      560      23800     SH             Sole         N/A       23800

HOLLINGER INTL INC         CL A        435569108      145      14450     SH             Sole         N/A       14450

HOME DEPOT INC             COM         437076102      926      23800     SH             Sole         N/A       23800

HONEYWELL INTL INC         COM         438516106     1179      32200     SH             Sole         N/A       32200

INTEL CORP                 COM         458140100     1516      58185     SH             Sole         N/A       58185

INTERNATIONAL BUSINESS
MACHS                      COM         459200101     2579      34753     SH             Sole         N/A       34753

JOHNSON & JOHNSON          COM         478160104     2772      42653     SH             Sole         N/A       42653

JPMORGAN & CHASE & CO      COM         46625H100     1475      41763     SH             Sole         N/A       41763

L-3 COMMUNICATIONS
HLDGS INC                  COM         502424104      963      12570     SH             Sole         N/A       12570

LUCENT TECHNOLOGIES INC    COM         549463107       44      15000     SH             Sole         N/A       15000

MARSH & MCLENNAN
COS INC                    COM         571748102      590      21311     SH             Sole         N/A       21311

MCDONALDS CORP             COM         580135101     1311      47236     SH             Sole         N/A       47236

MERCK & CO INC             COM         589331107     1370      44478     SH             Sole         N/A       44478

MERRILL LYNCH & CO INC     COM         590188108      220       4000     SH             Sole         N/A        4000

MICROSOFT CORP             COM         594918104     1458      58690     SH             Sole         N/A       58690

NORTHERN TR CORP           COM         665859104      604      13240     SH             Sole         N/A       13240

ORACLE CORP                COM         68389X105     1004      76045     SH             Sole         N/A       76045

PALL CORP                  COM         696429307      661      21762     SH             Sole         N/A       21762

PEPSICO INC                COM         713448108     1111      20610     SH             Sole         N/A       20610

PFIZER INC                 COM         717081103     1611      58415     SH             Sole         N/A       58415

PROCTER & GAMBLE CO        COM         742718109     1382      26200     SH             Sole         N/A       26200

SBC COMMUNICATIONS INC     COM         78387G103      660      27800     SH             Sole         N/A       27800

SHERWIN WILLIAMS CO        COM         824348106      231       4900     SH             Sole         N/A        4900

SMURFIT-STONE
CONTAINER CORP             COM         832727101      354      34773     SH             Sole         N/A       34773

ST PAUL TRAVELERS INC      COM         792860108      339       8573     SH             Sole         N/A        8573

SYSCO CORP                 COM         871829107      232       6400     SH             Sole         N/A        6400

THERMO ELECTRON CORP       COM         883556102      208       7754     SH             Sole         N/A        7754

TYCO INTL LTD NEW          COM         902124106      263       9020     SH             Sole         N/A        9020

UNITEDHEALTH GROUP INC     COM         91324P102      992      19028     SH             Sole         N/A       19028

UNITED TECHNOLOGIES
CORP                       COM         913017109     3549      69120     SH             Sole         N/A       69120

US BANCORP DEL           COM NEW       902973304      430      14735     SH             Sole         N/A       14735

VERIZON COMMUNICATIONS     COM         92343V104      917      26530     SH             Sole         N/A       26530

VIA NET WRKS INC           COM         925912107        2      26345     SH             Sole         N/A       26345

                          SPON ADR
VIVENDI UNIVERSAL          NEW         92851S204      474      15120     SH             Sole         N/A       15120

WACHOVIA CORP 2ND NEW      COM         929903102     1058      21335     SH             Sole         N/A       21335

WALGREEN CO                COM         931422109      793      17240     SH             Sole         N/A       17240

WAL MART STORES INC        COM         931142103     1868      38750     SH             Sole         N/A       38750

                           COM
DISNEY WALT CO             DISNEY      254687106      599      23800     SH             Sole         N/A       23800

WELLS FARGO & CO NEW       COM         949746101      216       3500     SH             Sole         N/A        3500

WEYERHAEUSER CO            COM         962166104      421       6620     SH             Sole         N/A        6620

WYETH                      COM         983024100      270       6070     SH             Sole         N/A        6070
